Statement of comprehensive income - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income
Earnings/(loss) for the year	R 10,532	R (91,917)	R 5,165
Other comprehensive income, net of tax
Items that can be subsequently reclassified to the income statement	(16,246)	24,123	1,353
Effect of translation of foreign operations	(13,741)	26,720	1,533
Effect of cash flow hedges	1,072	(2,192)	(287)
Foreign currency translation reserve on disposal of business reclassified to the income statement	(3,388)	(801)
Tax on items that can be subsequently reclassified to the income statement	(189)	396	107
Items that cannot be subsequently reclassified to the income statement	623	(205)	(265)
Remeasurement on post-retirement benefit obligation	834	(147)	(531)
Fair value of investments through other comprehensive income	(12)	(112)	136
Tax on items that cannot be subsequently reclassified to the income statement	(199)	54	130
Total comprehensive (loss)/income for the year	(5,091)	(67,999)	6,253
Attributable to
Owners of Sasol Limited	(6,578)	(67,865)	4,468
Non-controlling interests in subsidiaries	1,487	(134)	1,785
Total comprehensive (loss)/income for the year	R (5,091)	R (67,999)	R 6,253